Share-Based Compensation - Schedule of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Stock Options
Outstanding, beginning balance (in shares)	5,120,293	4,207,029	4,879,850	5,114,597
Granted (in shares)	1,488,032	2,136,012	382,476	1,674,141
Exercised (in shares)	(294,335)	(1,139,962)	(446,201)	(793,854)
Cancelled/Forfeited (in shares)	(68,887)	(82,786)	(609,096)	(1,115,034)
Outstanding, ending balance (in shares)	6,245,103	5,120,293	4,207,029	4,879,850	5,114,597
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 3.13	$ 0.88	$ 0.83	$ 0.81
Granted (in dollars per share)	36.14	6.49	1.56	0.95
Exercised (in dollars per share)	1.81	1.20	0.85	0.87
Cancelled/Forfeited (in shares)	7.02	2.03	0.97	0.90
Outstanding, ending balance (in dollars per share)	$ 11.01	$ 3.13	$ 0.88	$ 0.83	$ 0.81
Aggregate Intrinsic Value
Outstanding at December 31, 2018	$ 81,371	$ 8,936	$ 3,557	$ 679
Granted	$ 0	$ 0	$ 0	$ 0
Exercised	$ 7,328	$ 0	$ 0	$ 0
Cancelled/Forfeited	$ 0	$ 0	$ 0	$ 0
Outstanding at June 29, 2019	$ 935,616	$ 81,371	$ 8,936	$ 3,557	$ 679
Stock Option Activity, Additional Disclosures
Weighted average remaining contractual life, outstanding	7 years 6 months	7 years 4 months	7 years 2 months 12 days	8 years 2 months 12 days	8 years 8 months 12 days
Weighted average remaining contractual life, vested and exercisable	5 years 9 months 18 days	6 years
Weighted average remaining contractual life, vested and expected to vest	6 years 8 months 12 days	6 years 8 months 12 days
Vested and exercisable (in shares)	3,091,340	2,860,767
Vested and expected to vest (in shares)	4,419,185	3,976,569
Vested and exercisable (in dollars per share)	$ 1.26	$ 1.03
Vested and expected to vest (in dollars per share)	$ 5.48	$ 2.01
Aggregate intrinsic value, vested and exercisable	$ 492,807	$ 51,453
Aggregate intrinsic value, vested and expected to vest	$ 686,118	$ 67,624